Property and Equipment, Net - Schedule of Consideration Payable (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Consideration Payable [Line Items]
Current liabilities	$ 1,166,001	$ 1,166,001
Non-current liabilities	388,666	680,166
Total undiscounted cash flows	$ 1,554,667
Successor [Member]
Schedule of Consideration Payable [Line Items]
Current liabilities		1,166,001
Non-current liabilities		680,166
Total undiscounted cash flows		$ 1,846,167